Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 165,629	$ 39,649
Short term investments (note 4)	7,833	0
Accounts receivable	109	86
Prepaid expenses and deposits	1,681	1,683
Current assets	175,252	41,418
Clinical trial contract deposits	448	0
Property and equipment (note 5)	31	29
Acquired intellectual property and other intangible assets (note 6)	14,116	15,550
Assets	189,847	56,997
Current liabilities
Accounts payable and accrued liabilities (note 7)	7,959	5,791
Current portion of deferred revenue (note 8)	118	118
Contingent consideration (note 9)	73	2,021
Current liabilities	8,150	7,930
Deferred revenue (note 8)	442	560
Contingent consideration (note 9)	3,719	3,419
Derivative warrant liabilities (note 10)	11,793	9,138
Liabilities	24,104	21,047
Share capital
Common shares (note 11)	499,200	299,815
Warrants (note 11)	906	971
Contributed surplus	18,360	17,017
Accumulated other comprehensive loss	(883)	(805)
Deficit	(351,840)	(281,048)
Equity	165,743	35,950
Equity and liabilities	189,847	56,997
Commitments and contingencies (note 19)